FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2008

                  Date of reporting period: December 31, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                December 31, 2008
                                   (unaudited)

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                                                                                     Rating
  Principal                                                                          Moody's/
   Amount    State of Oregon General Obligation Bonds (40.1%)                          S&P                 Value (a)


             Bend, Oregon Transportation Highway System (MBIA Corporation
             Insured)
$ 1,135,000  5.300%, 09/01/17                                                         A1/NR              $ 1,169,697

             Benton and Linn Counties, Oregon School District #509J (Financial
             Security Assurance Insured)
  4,670,000  5.000%, 06/01/21 pre-refunded                                           Aa2/NR**              5,259,634

             Chemeketa, Oregon Community College District (Financial
             Guaranty Insurance
             Corporation Insured),
  1,385,000  5.500%, 06/01/14 Escrowed to Maturity                                    NR/NR*               1,580,202

             Chemeketa, Oregon Community College District (State School
             Guaranty Program)
  1,235,000  5.000%, 06/15/25                                                         NR/AA                1,251,660
  1,540,000  5.000%, 06/15/26                                                         NR/AA                1,548,008

             Clackamas, Oregon Community College District (Financial
             Guaranty Insurance
             Corporation Insured)
  3,955,000  5.250%, 06/15/17 pre-refunded                                            Aa2/AA               4,295,328

             Clackamas, Oregon Community College District (MBIA
             Corporation Insured)
  1,535,000  5.000%, 05/01/25                                                         A1/AA                1,544,241

             Clackamas, Oregon School District #12 (North Clackamas)
             Convertible Capital
             Appreciation Bonds (Financial Security Assurance Insured)
             (converts to a 5% coupon  on 06/15/11)
  4,250,000  zero coupon, 06/15/29                                                   Aa2/AAA               3,506,803

             Clackamas County, Oregon School District #12 (North Clackamas)
             (Financial Security Assurance Insured)
  2,000,000  4.500%, 06/15/30                                                        Aa2/AAA               1,778,040
  3,115,000  4.750%, 06/15/31                                                        Aa2/AAA               2,860,224

             Clackamas County, Oregon School District #62 (Oregon City)
             (State School Bond Guaranty Program)
  1,055,000  5.500%, 06/15/20 pre-refunded                                           Aa2/AAA               1,119,946

             Clackamas County, Oregon School District #86 (Canby) (Financial
             Security Assurance Insured)
  2,240,000  5.000%, 06/15/19                                                        Aa2/AAA               2,364,746

             Clackamas County, Oregon School District #108 (Estacada)
             (Financial Security Assurance Insured)
  1,295,000  5.375%, 06/15/17 pre-refunded                                           Aa3/AAA               1,411,913
  2,000,000  5.000%, 06/15/25 pre-refunded                                           Aa3/AAA               2,162,680

             Clackamas County, Oregon School District #115 (Gladstone)
             (MBIA Corporation Insured) (State School Bond Guaranty Program)
  5,000,000  zero coupon, 06/15/27                                                   Baa1/AA               1,640,500

             Clackamas County, Oregon Tax Allocation
    705,000  6.500%, 05/01/20                                                         NR/NR*                 606,871

             Columbia County, Oregon School District #502 (Financial
             Guaranty Insurance Corporation Insured)
  2,070,000  zero coupon, 06/01/15                                                    A2/NR                1,582,349

             Deschutes County, Oregon (Financial Security Assurance Insured)
  2,260,000  5.000%, 12/01/16                                                        Aa3/NR**              2,409,770

             Deschutes County, Oregon Administrative School District #1
             (Bend-LaPine)
             (Financial Security Assurance Insured)
  1,145,000  5.500%, 06/15/14 pre-refunded                                           Aa2/NR**              1,251,794
  1,300,000  5.500%, 06/15/16 pre-refunded                                           Aa2/NR**              1,421,251
  1,355,000  5.500%, 06/15/18 pre-refunded                                           Aa2/NR**              1,481,381
  3,000,000  5.125%, 06/15/21 pre-refunded                                           Aa2/NR**              3,252,960

             Deschutes County, Oregon School District #6 (Sisters)
             (Financial Security Assurance Insured)
  1,735,000  5.250%, 06/15/19                                                        Aa3/AAA               1,951,719
  1,030,000  5.250%, 06/15/21                                                        Aa3/AAA               1,127,665

             Deschutes and Jefferson Counties, Oregon School
             District #02J (Redmond) (Financial
             Guaranty Insurance Corporation Insured)
  1,000,000  5.000%, 06/15/21                                                         Aa2/NR               1,021,450
  2,330,000  zero coupon, 06/15/22                                                    Aa2/NR               1,123,619

             Deschutes and Jefferson Counties, Oregon School District
             #02J (Redmond) (School Bond Guaranty Program)
  1,025,000  zero coupon, 06/15/23                                                    Aa2/NR                 461,660
  2,775,000  zero coupon, 06/15/29                                                    Aa2/NR                 833,721
  5,000,000  6.000%, 06/15/31                                                         Aa2/NR               5,341,450

             Douglas County, Oregon School District  #116
            (Winston-Dillard) (State School Bond Guaranty Program)
  1,020,000  5.625%, 06/15/20 pre-refunded                                            NR/AA                1,085,372

                         Gresham, Oregon
             (Financial Security Assurance Insured)
  1,155,000  5.375%, 06/01/18                                                        Aa3/NR**              1,222,348

             Jackson County, Oregon School District #4 (Phoenix-Talent)
             (Financial Security Assurance Insured)
  1,395,000  5.500%, 06/15/18 pre-refunded                                           Aa3/AAA               1,525,112

             Jackson County, Oregon School District #9 (Eagle Point)
             (MBIA Corporation Insured)
  2,080,000  5.500%, 06/15/15                                                         Aa2/NR               2,382,494
  1,445,000  5.500%, 06/15/16                                                         Aa2/NR               1,665,565

             Jackson County, Oregon School District #9 (Eagle Point)
             (State School Bond Guaranty Program)
  1,120,000  5.625%, 06/15/17 pre-refunded                                            Aa2/NR               1,227,800
  1,880,000  5.000%, 06/15/21 pre-refunded                                            Aa2/NR               2,032,919

             Jackson County, Oregon School District #549
             (Medford) (State School Bond Guaranty Program)
  1,750,000  5.000%, 06/15/12                                                         Aa2/NR               1,904,858

             Jackson County, Oregon School District #549C (Medford)
             (Financial Security Assurance
             Insured)
  2,000,000  4.750%, 12/15/29                                                        Aa2/AAA               1,874,120
  3,000,000  5.000%, 12/15/32                                                        Aa2/AAA               2,890,440

             Jackson County, Oregon School District #549C (Medford)
             (School Board Guaranty)
  1,000,000  4.625%, 06/15/27                                                         Aa2/AA                 938,500
  1,000,000  4.625%, 06/15/30                                                         Aa2/AA                 907,170
  1,000,000  5.000%, 06/15/33                                                         Aa2/AA                 953,860

             Jefferson County, Oregon School District #509J
             (Financial Guaranty Insurance Corporation Insured)
  1,215,000  5.250%, 06/15/14                                                         NR/AA                1,290,245
  1,025,000  5.250%, 06/15/17                                                         NR/AA                1,073,175

             Josephine County, Oregon Three Rivers School District
             (Financial Security Assurance Insured)
  1,780,000  5.250%, 06/15/18 pre-refunded                                           Aa2/NR**              1,935,394

                         Keizer, Oregon
  2,500,000  5.200%, 06/01/31                                                         A3/NR                2,251,725

             Lane County, Oregon School District #19 (Springfield)
             (Financial Security Assurance Insured)
  3,425,000  zero coupon, 06/15/29                                                   Aa2/NR**                996,949

             Lane County, Oregon School District #40 (Creswell)
             (State School Bond Guaranty Program)
  1,430,000  5.375%, 06/15/20 pre-refunded                                            NR/AA                1,516,558

             Linn County, Oregon School District #7 (Harrisburg)
             (State School Bond Guaranty Program)
  1,660,000  5.500%, 06/15/19 pre-refunded                                            NR/AA                1,763,435

             Linn County, Oregon School District #9 (Lebanon)
             (Financial Guaranty Insurance Corporation Insured)
             (State School Bond Guaranty Program)
  3,000,000  5.600%, 06/15/30 pre-refunded                                            NR/AA                3,437,550

             Linn County, Oregon School District #9 (Lebanon)
             (MBIA Corporation Insured)
             (State School Bond Guaranty Program)
  2,500,000  5.000%, 06/15/30                                                        Baa1/AA               2,432,600

                          Metro, Oregon
  1,100,000  5.000%, 06/01/18                                                        Aaa/AAA               1,221,726

             Morrow County, Oregon School District #1 (Financial
             Security Assurance Insured)
  1,710,000  5.250%, 06/15/19                                                        Aa3/AAA               1,923,596

             Multnomah County, Oregon School District #7 (Reynolds)
             (State School Bond Guaranty Program)
    500,000  5.625%, 06/15/17 pre-refunded                                            Aa2/AA                 547,495
  2,375,000  5.125%, 06/15/19 pre-refunded                                            Aa2/AA               2,572,291

             Multnomah and Clackamas Counties, Oregon School District
             #10 (Gresham-Barlow)
             (Financial Security Assurance Insured)
  1,500,000  5.500%, 06/15/18 pre-refunded                                           Aa3/AAA               1,639,905
  4,275,000  5.250%, 06/15/19                                                        Aa2/AAA               4,808,990
  2,650,000  5.000%, 06/15/21 pre-refunded                                           Aa3/AAA               2,865,551

             Multnomah and Clackamas Counties, Oregon School
             District #28JT (Centennial)
             (Financial Security Assurance Insured)
  2,680,000  5.250%, 12/15/18                                                        Aa3/NR**              3,032,393

             Oregon  Coast Community College District (MBIA Corporation
             Insured) (State School Bond Guaranty Program)
  1,590,000  5.250%, 06/15/17                                                         Aa2/NR               1,703,955

             Pacific City, Oregon Joint Water - Sanitary Authority
  1,830,000  4.800%, 07/01/27                                                         NR/NR*               1,712,276

             Polk, Marion & Benton Counties, Oregon School District
             #13J (Central) (Financial Security Assurance Insured)
  1,520,000  5.000%, 06/15/21                                                        Aa3/AAA               1,585,862

                        Portland, Oregon
  1,000,000  4.600%, 06/01/14                                                         Aaa/NR               1,028,190
  2,975,000  zero coupon, 06/01/15                                                    Aa2/NR               2,339,302
  1,120,000  5.125%, 06/01/18                                                         Aaa/NR               1,127,739
  9,570,000  4.350%, 06/01/23                                                         Aa1/NR               9,428,651

             Portland, Oregon Community College District
  2,350,000  5.000%, 06/01/21 pre-refunded                                            Aa2/AA               2,535,251

             Portland, Oregon Community College District
             (Financial Guaranty Insurance Corporation Insured)
  1,395,000  5.000%, 06/01/17 pre-refunded                                            Aa2/AA               1,504,968

             Salem-Keizer, Oregon School District #24J (Financial
             Security Assurance Insured)
  1,000,000  5.000%, 06/15/19                                                        Aaa/AAA               1,048,440

             Southwestern Oregon Community College District
             (MBIA Corporation Insured)
  1,120,000  6.000%, 06/01/25 pre-refunded                                            A2/AA                1,192,430

                         State of Oregon
  2,115,000  5.250%, 10/15/14                                                         Aa2/AA               2,308,840
    500,000  6.000%, 10/01/29                                                         Aa2/AA                 532,965

             State of Oregon Board of Higher Education
    820,000  zero coupon, 08/01/16                                                    Aa2/AA                 611,671
  2,000,000  5.000%, 08/01/21                                                         Aa2/AA               2,085,140

             State of Oregon Elderly and Disabled Housing
     30,000  6.250%, 08/01/13                                                         Aa2/AA                  30,009

             State of Oregon Veterans' Welfare
    565,000  5.200%, 10/01/18                                                         Aa2/AA                 567,283
    550,000  4.800%, 12/01/22                                                         Aa2/AA                 525,806
    400,000  4.900%, 12/01/26                                                         Aa2/AA                 379,212

                       The Dalles, Oregon
    230,000  4.000%, 06/01/20                                                          NR/A                  235,614
    155,000  4.000%, 06/01/21                                                          NR/A                  155,963
    130,000  4.125%, 06/01/22                                                          NR/A                  130,147
    100,000  4.200%, 06/01/23                                                          NR/A                   99,782

             Wasco County, Oregon School District #12 (The Dalles)
             (Financial Security Assurance Insured)
  1,135,000  6.000%, 06/15/15 pre-refunded                                           Aa3/AAA               1,213,814
  1,400,000  5.500%, 06/15/17                                                        Aa3/AAA               1,616,370
  1,790,000  5.500%, 06/15/20                                                        Aa3/AAA               2,011,763

             Washington County, Oregon
  2,465,000  5.000%, 06/01/23                                                         Aa2/NR               2,541,366

             Washington County, Oregon School District #15 (Forest
             Grove) (Financial Security Assurance Insured)
  1,760,000  5.375%, 06/15/16 pre-refunded                                           Aa2/NR**              1,918,893
  2,000,000  5.000%, 06/15/21 pre-refunded                                           Aa2/NR**              2,162,680

             Yamhill County, Oregon School District #40 (McMinnville)
             (Financial Security Assurance Insured)
  1,375,000  5.000%, 06/15/22                                                        Aa2/NR**              1,408,248

                                                                                                  -------------------
             Total General Obligation Bonds                                                              159,024,048
                                                                                                  -------------------

             State of Oregon Revenue Bonds (55.1%)
             ---------------------------------------------------------------------

             Airport Revenue Bonds (0.9%)
             ---------------------------------------------------------------------

             Jackson County, Oregon Airport Revenue (Syncora Guarantee Inc.)
    750,000  5.250%, 12/01/32                                                       Baa1/BBB-                574,298

             Port of Portland, Oregon Airport (AMBAC Indemnity Corporation
             Insured)
  2,950,000  5.500%, 07/01/24                                                         Baa1/A              2,949,971

                                                                                                  -------------------
             Total Airport Revenue Bonds                                                                  3,524,269
                                                                                                  -------------------

             Certificates of Participation Revenue Bonds (5.5%)
             ---------------------------------------------------------------------

             Oregon State Department of Administration Services
             (AMBAC Indemnity Corporation Insured)
    500,000  5.375%, 05/01/14                                                        Aa3/AA-                 536,665
  3,500,000  6.000%, 05/01/26 pre-refunded                                            Aaa/A+               3,737,790

             Oregon State Department of Administrative Services (Financial
             Guaranty Insurance Corporation Insured)
  2,000,000  5.000%, 11/01/20                                                         Aa3/AA               2,065,160
  2,660,000  5.000%, 11/01/23                                                         Aa3/AA               2,687,238
  2,945,000  5.000%, 11/01/24                                                         Aa3/AA               2,941,613
  1,475,000  5.000%, 11/01/26                                                         Aa3/AA               1,447,609
  3,880,000  5.000%, 11/01/27                                                         Aa3/AA               3,782,728

             Oregon State Department of Administrative Services
            (Financial Security Assurance Insured)
  1,000,000  5.000%, 05/01/22                                                        Aa3/AAA               1,014,850
  2,280,000  4.500%, 11/01/32                                                        Aa3/AAA               1,955,966
  1,645,000  4.750%, 05/01/33                                                        Aa3/AAA               1,469,643


                                                                                                  -------------------
             Total Certificates of Participation Revenue Bonds                                            21,639,262
                                                                                                  -------------------

             Development Revenue Bonds (1.1%)
             ---------------------------------------------------------------------

             Portland, Oregon Economic Development (Broadway Project)
  5,000,000  6.500%, 04/01/35                                                         A2/A+                4,292,600

                                                                                                  -------------------
             Total Development Revenue Bonds                                                               4,292,600
                                                                                                  -------------------


             Hospital Revenue Bonds (9.9%)
             ---------------------------------------------------------------------

             Clackamas County, Oregon Hospital Facilities Authority
             (Legacy Health System)
  2,000,000  5.250%, 02/15/17                                                         A2/A+                2,011,980
  2,980,000  5.250%, 02/15/18                                                         A2/A+                2,989,178
  4,025,000  5.250%, 05/01/21                                                         A2/A+                3,900,507

             Clackamas County, Oregon Hospital Facilities Authority
             (Legacy Health System) (MBIA Corporation Insured)
  2,650,000  4.750%, 02/15/11                                                         A1/AA                2,712,620

             Deschutes County, Oregon Hospital Facilities Authority
                        (Cascade Health)
  2,000,000  5.600%, 01/01/27 pre-refunded                                            A3/NR                2,219,360
  3,500,000  8.000%, 01/01/28                                                         A3/NR                3,608,605
  3,000,000  5.600%, 01/01/32 pre-refunded                                            A3/NR                3,329,040

             Deschutes County, Oregon Hospital Facilities Authority
             (Cascade Health) (AMBAC Insured)
  3,300,000  5.375%, 01/01/35                                                         A3/NR                2,895,123

             Klamath Falls, Oregon Inter Community Hospital (Merle West)
             (Assured Guaranty Corporation Insured)
  5,000,000  5.000%, 09/01/36                                                         NR/AAA               3,970,550

             Medford, Oregon Hospital Facilities Authority (MBIA
             Corporation Insured)
    345,000  5.000%, 08/15/18                                                        Baa1/AA                 317,483

             Multnomah County, Oregon Hospital Facilities Authority
             (Providence Health System)
  1,390,000  5.250%, 10/01/22                                                         Aa2/AA               1,311,938

             Multnomah County, Oregon Hospital Facilities Authority
             (Terwilliger Plaza Project)
  1,250,000  5.250%, 12/01/36                                                         NR/NR*                 678,288

             Oregon Health Sciences University Series B (MBIA
             Corporation Insured)
  1,400,000  5.250%, 07/01/15                                                        Baa1/AA               1,390,130

                     Salem, Oregon Hospital
  2,000,000  5.750%, 08/15/23                                                         NR/A+                1,927,200
  3,300,000  4.500%, 08/15/30                                                         NR/A+                2,431,044

             State of Oregon Health Housing Educational and Cultural
             Facilities Authority
             (Peacehealth) (AMBAC Indemnity Corporation Insured)
  2,300,000  5.250%, 11/15/17                                                        Baa1/AA-              2,385,974
  1,430,000  5.000%, 11/15/32                                                        Baa1/AA-              1,240,539

                                                                                                  -------------------
             Total Hospital Revenue Bonds                                                                 39,319,559
                                                                                                  -------------------

             Housing, Educational, and Cultural Revenue Bonds (7.7%)
             ---------------------------------------------------------------------

             Forest Grove, Oregon (Pacific University) (Radian Insured)
  4,000,000  5.000%, 05/01/22                                                        A3/BBB+               3,466,640

             Forest Grove, Oregon Student Housing (Oak Tree Foundation)
  5,750,000  5.500%, 03/01/37                                                         NR/NR*               3,822,370

             Multnomah County, Oregon Educational Facility
             (University of Portland)
  1,000,000  6.000%, 04/01/20 pre-refunded                                           NR/BBB+               1,058,320

             Oregon Health Sciences University
             (MBIA Corporation Insured)
 11,550,000  zero coupon, 07/01/21                                                   Baa1/AA               5,306,417
  3,140,000  5.250%, 07/01/22                                                        Baa1/AA               2,709,977

             Oregon State Facilities Authority (Linfield College)
  2,115,000  5.000%, 10/01/25                                                        Baa1/NR               1,471,723

             Oregon State Facilities Authority Revenue (University of Portland)
  5,000,000  5.000%, 04/01/32                                                        NR/BBB+               3,376,550

             Oregon State Facilities Authority Revenue (Willamette University)
  5,000,000  5.000%, 10/01/32                                                          NR/A                4,330,200

             State of Oregon Housing and Community Services
      5,000  5.900%, 07/01/12                                                         Aa2/NR                   5,026
     65,000  6.700%, 07/01/13                                                         Aa2/NR                  65,131
    270,000  6.000%, 07/01/20                                                         Aa2/NR                 268,580
  2,500,000  4.650%, 07/01/25                                                         Aa2/NR               2,128,700
    915,000  5.400%, 07/01/27                                                         Aa2/NR                 859,185
  2,000,000  5.350%, 07/01/30                                                         Aa2/NR               1,807,560

                                                                                                  -------------------
             Total Housing, Educational, and Cultural Revenue Bonds                                       30,676,379
                                                                                                  -------------------

             Transportation Revenue Bonds (6.1%)
             ---------------------------------------------------------------------

             Oregon St. Department Transportation Highway Usertax
  3,025,000  5.500%, 11/15/18 pre-refunded                                           Aa2/AAA               3,422,183
  2,555,000  5.375%, 11/15/18 pre-refunded                                           Aa2/AAA               2,729,404
  1,200,000  5.000%, 11/15/22                                                        Aa2/AAA               1,232,400
  1,260,000  5.000%, 11/15/23                                                        Aa2/AAA               1,287,506
  4,545,000  5.125%, 11/15/26 pre-refunded                                           Aa2/AAA               5,078,719
  2,155,000  5.000%, 11/15/28                                                        Aa2/AAA               2,161,810
  1,000,000  5.000%, 11/15/29                                                        Aa2/AAA                 999,940
  2,165,000  4.500%, 11/15/32                                                        Aa2/AAA               1,930,552

             Tri-County Metropolitan Transportation District, Oregon
  1,440,000  5.750%, 08/01/16 pre-refunded                                            NR/AAA               1,543,190
  1,775,000  5.000%, 09/01/16                                                        Aa3/AAA               1,896,108

             Tri-County Metropolitan Transportation District, Oregon
             (LOC: U.S. Bank NA)
  1,650,000  5.400%, 06/01/19 pre-refunded                                            NR/AAA               1,696,200

                                                                                                  -------------------
             Total Transportation Revenue Bonds                                                         23,978,012
                                                                                                  -------------------

             Urban Renewal Revenue Bonds (3.7%)
             ---------------------------------------------------------------------

             Portland, Oregon Airport Way Renewal and Redevelopment
             (AMBAC Indemnity Corporation Insured)
  1,640,000  6.000%, 06/15/14 pre-refunded                                            Aa3/NR               1,770,019
  1,765,000  5.750%, 06/15/20 pre-refunded                                            Aa3/NR               1,898,628

             Portland, Oregon River District Urban Renewal and Redevelopment
             (AMBAC Indemnity Corporation Insured)
  1,915,000  5.000%, 06/15/20                                                         A3/NR                1,956,192

             Portland, Oregon Urban Renewal Tax Allocation (AMBAC
             Indemnity Corporation Insured) (Convention Center)
  1,150,000  5.750%, 06/15/18                                                         Aa3/NR               1,189,411
  2,000,000  5.450%, 06/15/19                                                         Aa3/NR               2,053,680

             Portland, Oregon Urban Renewal Tax Allocation (Interstate
             Corridor) (Financial Guaranty Insurance Corporation Insured)
  1,890,000  5.250%, 06/15/20                                                         A3/NR                1,862,803
  1,990,000  5.250%, 06/15/21                                                         A3/NR                1,942,021
  2,030,000  5.000%, 06/15/23                                                         A3/NR                1,883,536

                                                                                                  -------------------
             Total Urban Renewal Revenue Bonds                                                          14,556,290
                                                                                                  -------------------

             Utility Revenue Bonds (1.7%)
             ---------------------------------------------------------------------

             Emerald Peoples Utility District, Oregon (Financial
             Security Assurance Insured)
  1,455,000  5.250%, 11/01/22                                                        Aa3/NR**              1,417,243

             Eugene, Oregon  Electric Utility
  5,635,000  5.000%, 08/01/30                                                         A1/AA-               5,426,054

                                                                                                  -------------------
             Total Utility Revenue Bonds                                                                   6,843,297
                                                                                                  -------------------

             Water and Sewer Revenue Bonds (16.9%)
             ---------------------------------------------------------------------

             Klamath Falls, Oregon Wastewater (AMBAC Indemnity
             Corporation Insured)
  1,545,000  5.650%, 06/01/20 pre-refunded                                            Baa1/A               1,641,902

             Klamath Falls, Oregon Water (Financial Security Assurance Insured)
  1,575,000  5.500%, 07/01/16                                                        Aa3/AAA               1,666,256

             Lane County, Oregon Metropolitan Wastewater
  2,500,000  5.250%, 11/01/28                                                         A1/AA-               2,499,800

             Lebanon, Oregon Wastewater
             (Financial Security Assurance Insured)
  1,000,000  5.700%, 03/01/20                                                        Aa3/AAA               1,029,170

             Portland, Oregon Sewer System
  5,000,000  5.000%, 06/15/33                                                         A1/AA-               4,730,150

             Portland, Oregon Sewer System (Financial Guaranty
             Insurance Corporation Insured)
  2,500,000  5.750%, 08/01/19 pre-refunded                                           Aa3/AA-               2,677,125

             Portland, Oregon Sewer System (Financial Security
             Assurance Insured)
  2,760,000  5.250%, 06/01/17                                                        Aa3/AAA               2,979,944
  4,595,000  5.000%, 06/01/17                                                        Aa3/AAA               5,045,172
  3,470,000  5.000%, 06/01/21                                                        Aa3/AAA               3,570,561

             Portland, Oregon Sewer System (MBIA Corporation Insured)
  4,410,000  5.000%, 06/15/25                                                         Aa3/AA               4,461,773
  4,630,000  5.000%, 06/15/26                                                         Aa3/AA               4,667,040
  1,610,000  5.000%, 06/15/27                                                         Aa3/AA               1,615,909

             Portland, Oregon Water System
  7,420,000  5.500%, 08/01/19 pre-refunded                                            Aa1/NR               7,922,928
  1,235,000  5.500%, 08/01/20 pre-refunded                                            Aa1/NR               1,318,708

             Portland, Oregon Water System (MBIA Corporation Insured)
  2,725,000  4.500%, 10/01/27                                                         Aa2/NR               2,487,544

             Salem, Oregon Water & Sewer (Financial
             Security Assurance Insured)
  1,000,000  5.375%, 06/01/15                                                        Aa3/AAA               1,131,170
  1,970,000  5.375%, 06/01/16 pre-refunded                                           Aa3/AAA               2,086,033
  3,025,000  5.500%, 06/01/20 pre-refunded                                           Aa3/AAA               3,208,436

             Sunrise Water Authority, Oregon (Financial Security
             Assurance Insured)
  2,630,000  5.000%, 03/01/19                                                        Aa3/AAA               2,752,479
  1,350,000  5.250%, 03/01/24                                                        Aa3/AAA               1,376,730

             Sunrise Water Authority, Oregon (Syncora Guarantee Inc.)
  1,000,000  5.000%, 09/01/25                                                        NR/BBB-                 907,660

             Washington County, Oregon Clean Water Services
             (Financial Guaranty Insurance Corporation Insured)
    995,000  5.000%, 10/01/13                                                         A1/AA                1,050,611
  3,525,000  5.125%, 10/01/17                                                         A1/AA                3,648,798

             Washington County, Oregon Clean Water Services (MBIA
             Corporation Insured)
  2,235,000  5.250%, 10/01/15                                                         A1/AA                2,532,255

                                                                                                  -------------------
             Total Water and Sewer Revenue Bonds                                                        67,008,154
                                                                                                  -------------------

             Other Revenue Bonds (1.6%)
             ---------------------------------------------------------------------

             Oregon State Department of Administration Services
             (Lottery Revenue) (Financial Security Assurance Insured)
  3,040,000  5.000%, 04/01/19                                                        Aa3/AAA               3,196,803
  3,000,000  5.000%, 04/01/27                                                        Aa3/AAA               3,017,880

                                                                                                  -------------------
             Total Other Revenue Bonds                                                                     6,214,683
                                                                                                  -------------------

             Total Revenue Bonds                                                                         218,052,505
                                                                                                  -------------------

                      U.S. Territory (3.7%)
             ---------------------------------------------------------------------

             Puerto Rico Commonwealth Aqueduct & Sewer Authority
             (Assured Guaranty Corporation Insured)
  3,000,000  5.000%, 07/01/28                                                        Aa2/AAA               2,502,780

             Puerto Rico Commonwealth General Obligation
  1,000,000  5.500%, 07/01/32                                                       Baa3/BBB-                759,780
  2,000,000  5.375%, 07/01/33                                                       Baa3/BBB-              1,481,060

             Puerto Rico Commonwealth General Obligation (MBIA Insured)
  1,500,000  6.000%, 07/01/28                                                         A2/AA                1,288,845

             Puerto Rico Electric Power Authority
  1,000,000  5.250%, 07/01/33                                                        A3/BBB+                 744,090

             Puerto Rico Municipal Finance Agency (Financial Security
             Assurance Insured)
    500,000  5.250%, 08/01/16                                                        Aa3/AAA                 482,625
  5,000,000  5.250%, 08/01/20                                                        Aa3/AAA               4,719,700

             Puerto Rico Public Buildings Authority Revenue (Commonwealth
             Guaranteed)
  3,000,000  6.250%, 07/01/31                                                       Baa3/BBB-              2,575,620

                                                                                                  -------------------
             Total U.S. Territory Bonds                                                                   14,554,500
                                                                                                  -------------------

             Total Municipal Bonds  (cost $398,200,745-note b)                        98.9%              391,631,053

             Other assets less liabilities                                             1.1                 4,464,373
                                                                                  -----------------------------------

             Net Assets                                                               100.0%          $  396,095,426
                                                                                  ==================  ===============

             * Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                     ** Rated AAA by Fitch.

                                                                                            Percent of
             Portfolio Distribution By Quality Rating                                      Portfolio +
             ----------------------------------------                                      -----------


             Aaa of Moody's or AAA of S&P or AAA of Fitch                                     38.5  %

             Aa of Moody's or AA of S&P                                                       42.0

             A of Moody's or S&P                                                              14.3

             Baa of Moody's or BBB of S&P                                                     3.1

             Not rated*                                                                       2.1
                                                                                           ---------

                                                                                            100.0 %
                                                                                           =========



+    Calculated using the highest rating of the three rating services.

                     PORTFOLIO ABBREVIATIONS:
                     AMBAC - American Municipal Bond Assurance Corp.
                     LOC -   Letter of Credit
                     MBIA -  Municipal Bond Investors Assurance
                     NR -    Not Rated

                      See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

 (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $397,722,899 amounted to $6,091,846, which consisted of aggregate gross unrealized appreciation of $12,933,359 and aggregate gross unrealized depreciation of $19,025,205.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective October 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Trust's own ssumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of December 31, 2008:

                                                          Investments in
 Valuation Inputs                                           Securities
------------------                                          -----------


 Level 1 - Quoted Prices                                  $           -
 Level 2 - Other Significant Observable Inputs            $ 391,631,053

 Level 3 - Significant Unobservable Inputs                $           -
                                                          --------------
 Total                                                    $ 391,631,053
                                                          ==============



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 20, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 20, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 20, 2009